Income taxes - Current income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes [Abstract]
Current year tax (expense) benefit	€ (275)	€ (165)	€ (121)
Prior year tax (expense) benefit	3	20	11
Current tax (expense) benefit	€ (272)	€ (145)	€ (110)